Average Annual Total Returns - Invesco SP SmallCap Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Low Volatility Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P SmallCap 600® Low Volatility Index (reflects no deduction for fees, expenses or taxes) 5 Years		S&P SmallCap 600® Low Volatility Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Feb. 15, 2013	22.39%	11.20%	13.28%	21.38%	10.47%	12.58%	13.46%	8.70%	10.63%	22.76%	[1]	11.47%	[1]	13.59%	[1]	22.78%	9.56%	11.97%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.